Long-term assets - E.1.3. Movement in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	$ 6,908	$ 7,785
Change in scope	546	114
Additions	572	221
Amortization charge	(319)	(319)
Impairment	(4)	(8)
Disposals, net	(2)	1
Asset retirement obligation		1
Transfers	0	30
Transfer to/from held for sale	(4)	(870)
Exchange rate movements	102	(47)
Closing balance, net	7,798	6,908
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	4,094	4,107
Change in scope	127	0
Additions	0	0
Amortization charge	0	0
Impairment	0	0
Disposals, net	0	0
Asset retirement obligation		0
Transfers	0	0
Transfer to/from held for sale	0	0
Exchange rate movements	44	(13)
Closing balance, net	4,265	4,094
Licenses and Spectrum
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	840	1,558
Change in scope	252	114
Additions	506	123
Amortization charge	(91)	(81)
Impairment	0	(3)
Disposals, net	0	2
Asset retirement obligation		1
Transfers	0	4
Transfer to/from held for sale	(4)	(861)
Exchange rate movements	46	(19)
Closing balance, net	1,548	840
Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	679	769
Change in scope	163	0
Additions	0	0
Amortization charge	(92)	(92)
Impairment	0	0
Disposals, net	0	0
Asset retirement obligation		0
Transfers	0	0
Transfer to/from held for sale	0	0
Exchange rate movements	3	2
Closing balance, net	753	679
IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	25	33
Change in scope	0	0
Additions	0	1
Amortization charge	(6)	(9)
Impairment	0	0
Disposals, net	0	0
Asset retirement obligation		0
Transfers	1	3
Transfer to/from held for sale	0	0
Exchange rate movements	0	(2)
Closing balance, net	20	25
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	912	910
Change in scope	0	0
Additions	0	0
Amortization charge	0	0
Impairment	0	0
Disposals, net	0	0
Asset retirement obligation		0
Transfers	1	0
Transfer to/from held for sale	0	0
Exchange rate movements	3	2
Closing balance, net	915	912
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	359	408
Change in scope	4	0
Additions	65	97
Amortization charge	(129)	(138)
Impairment	(4)	(5)
Disposals, net	(2)	(1)
Asset retirement obligation		0
Transfers	(2)	24
Transfer to/from held for sale	0	(9)
Exchange rate movements	6	(16)
Closing balance, net	297	359
Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment		(7)
Cost or valuation
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	9,611
Closing balance, net	10,848	9,611
Cost or valuation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	4,094
Closing balance, net	4,265	4,094
Cost or valuation | Licenses and Spectrum
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,594
Closing balance, net	2,354	1,594
Cost or valuation | Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,211
Closing balance, net	1,381	1,211
Cost or valuation | IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	169
Closing balance, net	178	169
Cost or valuation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,240
Closing balance, net	1,248	1,240
Cost or valuation | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,302
Closing balance, net	1,422	1,302
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(2,703)
Closing balance, net	(3,050)	(2,703)
Accumulated amortization and impairment | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	0
Closing balance, net	0	0
Accumulated amortization and impairment | Licenses and Spectrum
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(755)
Closing balance, net	(805)	(755)
Accumulated amortization and impairment | Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(533)
Closing balance, net	(628)	(533)
Accumulated amortization and impairment | IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(144)
Closing balance, net	(158)	(144)
Accumulated amortization and impairment | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(329)
Closing balance, net	(333)	(329)
Accumulated amortization and impairment | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(943)
Closing balance, net	$ (1,125)	$ (943)